Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ 1,420,875	$ (301,986)	$ (308,792)	$ (181,003)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(2,705,637)
Payment of office expenses made by sponsor		179,664	269,251	113,601
Unrealized loss on marketable securities held in Trust Account	4,915
Change in fair value of overallotment liability	(11,135)
Courtesy discount on legal fees			(11,301)
Changes in operating assets and liabilities:
Prepaid insurance	(42,132)
Accrued offering costs	(5,000)	122,322
Income taxes payable	576,691
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay for franchise taxes	3,338
Prepaid expenses	7,074		(33,157)
Accounts payable and accrued expenses	239,032		799	67,402
Net cash used in operating activities	(515,317)		(83,200)
Investment of cash into trust Account			(69,000,000)
Net cash provided by investing activities	3,338		(69,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid			68,413,500
Proceeds from sale of private placements warrants			2,457,000
Repayment of promissory note – related party			(1,014,523)
Payment of accrued offering costs	(141,914)		(115,800)
Net cash used in financing activities	(141,914)		69,740,177
Net Change in Cash	(653,893)		656,977
Cash – Beginning of period	656,977
Cash – End of period	3,084		656,977
Non-Cash investing and financing activities:
Remeasurement of Common Stock subject to possible redemption	1,970,693		7,714,359
Deferred underwriting fee payable	2,518,500		2,518,500
Issuance of representative shares			4
Issuance of founder shares			3
Offering Costs included in Accrued Offering Costs		23,617	221,914	106,250
Payment of Offering Costs included in Promissory Note		$ 352,772
Offering costs paid via promissory notes			$ 632,273	$ 507,986